SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Assumptions of Fair Value of Warrants - (Details) - Warrant	11 Months Ended
Dec. 31, 2020 $ / shares
Class of Warrant or Right [Line Items]
Fair value of common stock	$ 9.88
Conversion price	$ 11.50
Risk free interest rate	0.40%
Expected dividend yield	0.00%
Expected term	5 years
Expected volatility	9.20%